Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 65,874	$ 3,680	$ 3,680	$ 3,681	$ 0	$ 76,915	$ 14,722
Net income (loss)	$ (5,074)	$ (3,682)	$ (5,696)	$ (6,864)	$ (7,852)	$ 69,713	$ (6,431)	$ (8,306)	$ (11,154)	$ (24,094)	$ 43,822	$ (21,584)
Net income (loss) per common share
Basic	$ (0.07)	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.11)	$ 0.98	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.34)	$ 0.62	$ (0.36)
Diluted	$ (0.07)	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.11)	$ 0.86	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.34)	$ 0.54	$ (0.49)